Expense Example, No Redemption - Class C	Prospectus #1 Delaware Small Cap Core Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Small Cap Core Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Small Cap Core Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Small Cap Core Fund Expense Example, No Redemption, 10 Years	Prospectus #2 Delaware Small Cap Value Fund Expense Example, No Redemption, 1 Year	Prospectus #2 Delaware Small Cap Value Fund Expense Example, No Redemption, 3 Years	Prospectus #2 Delaware Small Cap Value Fund Expense Example, No Redemption, 5 Years	Prospectus #2 Delaware Small Cap Value Fund Expense Example, No Redemption, 10 Years	Prospectus #3 Delaware Wealth Builder Fund Expense Example, No Redemption, 1 Year	Prospectus #3 Delaware Wealth Builder Fund Expense Example, No Redemption, 3 Years	Prospectus #3 Delaware Wealth Builder Fund Expense Example, No Redemption, 5 Years	Prospectus #3 Delaware Wealth Builder Fund Expense Example, No Redemption, 10 Years
USD ($)	184	569	980	2,127	189	585	1,006	2,180	186	582	1,003	2,177